CONTRACTUAL COMMITMENTS AND CONTINGENCIES - Contingencies (Details) $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 20, 2014 USD ($)	Apr. 02, 2013 plaintiff
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 0	$ 97	$ 97
Number of plaintiffs | plaintiff					152
Litigation | AngloGold Ashanti (Ghana) Limited
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 0	$ 97	$ 97	$ 97